Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the six months ended December 31, 2023 and 2024:

	For the six months ended December 31,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
By revenue type:
Event planning and execution	30,220,672	40,677,032
Outdoors advertising	2,954,741	1,114,901
Precision marketing	20,236,416	25,105,152
Total	53,411,829	66,897,085

The following table disaggregates the Group’s revenue for the years ended June 30, 2022, 2023 and 2024:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
By revenue type:
Marketing campaign planning and execution	19,432,684	55,590,318	72,551,148
Online precision marketing	3,031,567	6,112,910	31,619,104
Offline advertising	12,905,957	7,336,177	4,635,050
Total	35,370,208	69,039,405	108,805,302

Schedule of Contract Assets and Liabilities	Contract assets and liabilities
	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Contract liabilities type：
In time	2,115,522	1,389,685
Over time	0	4,160,360
Total	2,115,522	5,550,045

Contract assets and liabilities

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Contract liabilities type：
In time	25,971,938	424,528	2,115,522
Over time	533,426	471,698	-
Total	26,505,364	896,226	2,115,522